FAIR VALUE MEASUREMENTS - Investments at NAV (Details) - EBP 105 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	$ 195,886,406	$ 175,657,781
Collective investment trust
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	72,378,553	18,643,886
Investments measured at net asset value
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	18,360,249	18,643,886
Investments measured at net asset value | Collective investment trust
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	$ 18,360,249	$ 18,643,886